Distribution Date:	03/17/23	BANK 2020-BNK30
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2020-BNK30

Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Exchangeable Certificate Factor Detail	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Additional Information	8	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Kathleen Luzik	(703) 647-3473
Bond / Collateral Reconciliation - Balances	10		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	11-15	Special Servicer	Greystone Servicing Company LLC
Mortgage Loan Detail (Part 1)	16-17		Jenna Unell		Jenna.unell@greyco.com
Mortgage Loan Detail (Part 2)	18-19		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Principal Prepayment Detail	20	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	21		David Rodgers	(212) 230-9025
Delinquency Loan Detail	22		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541UBN5	0.446000%	33,289,000.00	20,165,234.00	572,896.77	7,494.75	0.00	0.00	580,391.52	19,592,337.23	30.54%	30.00%
A-2	06541UBP0	1.357000%	4,146,000.00	4,146,000.00	0.00	4,688.44	0.00	0.00	4,688.44	4,146,000.00	30.54%	30.00%
A-SB	06541UBQ8	1.673000%	34,929,000.00	34,929,000.00	0.00	48,696.85	0.00	0.00	48,696.85	34,929,000.00	30.54%	30.00%
A-3	06541UBR6	1.650000%	102,500,000.00	102,500,000.00	0.00	140,937.50	0.00	0.00	140,937.50	102,500,000.00	30.54%	30.00%
A-4	06541UBW5	1.925000%	366,760,000.00	366,760,000.00	0.00	588,344.17	0.00	0.00	588,344.17	366,760,000.00	30.54%	30.00%
A-S	06541UCD6	2.111000%	55,130,000.00	55,130,000.00	0.00	96,982.86	0.00	0.00	96,982.86	55,130,000.00	23.29%	22.88%
B	06541UCJ3	2.445000%	56,097,000.00	56,097,000.00	0.00	114,297.64	0.00	0.00	114,297.64	56,097,000.00	15.91%	15.63%
C	06541UCK0	2.757000%	30,950,000.00	30,950,000.00	0.00	71,107.63	0.00	0.00	71,107.63	30,950,000.00	11.83%	11.63%
D	06541UAJ5	2.500000%	21,278,000.00	21,278,000.00	0.00	44,329.17	0.00	0.00	44,329.17	21,278,000.00	9.03%	8.88%
E	06541UAL0	2.500000%	15,475,000.00	15,475,000.00	0.00	32,239.58	0.00	0.00	32,239.58	15,475,000.00	7.00%	6.88%
F	06541UAN6	2.000000%	16,442,000.00	16,442,000.00	0.00	27,403.33	0.00	0.00	27,403.33	16,442,000.00	4.84%	4.75%
G	06541UAQ9	2.000000%	7,738,000.00	7,738,000.00	0.00	12,896.67	0.00	0.00	12,896.67	7,738,000.00	3.82%	3.75%
H*	06541UAS5	2.000000%	29,015,771.00	29,015,771.00	0.00	48,359.62	0.00	0.00	48,359.62	29,015,771.00	0.00%	0.00%
MCD-D	06541UBA3	2.517000%	9,975,000.00	9,975,000.00	0.00	20,922.56	0.00	0.00	20,922.56	9,975,000.00	57.91%	57.91%
MCD-E	06541UBE5	2.918230%	23,750,000.00	23,750,000.00	0.00	57,756.64	0.00	0.00	57,756.64	23,750,000.00	35.18%	35.18%
MCD-F	06541UBG0	2.918230%	36,765,000.00	36,765,000.00	0.00	89,407.28	0.00	0.00	89,407.28	36,765,000.00	0.00%	0.00%
MCD-G*	06541UBJ4	2.918230%	34,010,000.00	34,010,000.00	0.00	82,707.48	0.00	0.00	82,707.48	34,010,000.00	67.45%	67.45%
RR Interest	06541UAY2	3.106975%	40,723,672.19	40,032,947.65	30,152.46	103,651.15	0.00	0.00	133,803.61	40,002,795.19	0.00%	0.00%
MCRR Interest	06541UBL9	2.918230%	5,500,000.00	5,500,000.00	0.00	13,375.22	0.00	0.00	13,375.22	5,500,000.00	0.00%	0.00%
V	06541UAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541UAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			924,473,443.19	910,658,952.65	603,049.23	1,605,598.54	0.00	0.00	2,208,647.77	910,055,903.42

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-A	06541UCB0	1.312853%	541,624,000.00	528,500,234.00	0.00	578,202.58	0.00	0.00	578,202.58	527,927,337.23
X-B	06541UCC8	0.723568%	142,177,000.00	142,177,000.00	0.00	85,728.89	0.00	0.00	85,728.89	142,177,000.00
X-D	06541UAA4	0.606975%	36,753,000.00	36,753,000.00	0.00	18,590.13	0.00	0.00	18,590.13	36,753,000.00
X-F	06541UAC0	1.106975%	16,442,000.00	16,442,000.00	0.00	15,167.41	0.00	0.00	15,167.41	16,442,000.00
X-G	06541UAE6	1.106975%	7,738,000.00	7,738,000.00	0.00	7,138.15	0.00	0.00	7,138.15	7,738,000.00
X-H	06541UAG1	1.106975%	29,015,771.00	29,015,771.00	0.00	26,766.45	0.00	0.00	26,766.45	29,015,771.00
MCD-X	06541UBC9	0.401230%	9,975,000.00	9,975,000.00	0.00	3,335.23	0.00	0.00	3,335.23	9,975,000.00
Notional SubTotal			783,724,771.00	770,601,005.00	0.00	734,928.84	0.00	0.00	734,928.84	770,028,108.23

Deal Distribution Total					603,049.23	2,340,527.38	0.00	0.00	2,943,576.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541UBN5	605.76268437	17.20979212	0.22514194	0.00000000	0.00000000	0.00000000	0.00000000	17.43493406	588.55289225
A-2	06541UBP0	1,000.00000000	0.00000000	1.13083454	0.00000000	0.00000000	0.00000000	0.00000000	1.13083454	1,000.00000000
A-SB	06541UBQ8	1,000.00000000	0.00000000	1.39416674	0.00000000	0.00000000	0.00000000	0.00000000	1.39416674	1,000.00000000
A-3	06541UBR6	1,000.00000000	0.00000000	1.37500000	0.00000000	0.00000000	0.00000000	0.00000000	1.37500000	1,000.00000000
A-4	06541UBW5	1,000.00000000	0.00000000	1.60416668	0.00000000	0.00000000	0.00000000	0.00000000	1.60416668	1,000.00000000
A-S	06541UCD6	1,000.00000000	0.00000000	1.75916670	0.00000000	0.00000000	0.00000000	0.00000000	1.75916670	1,000.00000000
B	06541UCJ3	1,000.00000000	0.00000000	2.03750004	0.00000000	0.00000000	0.00000000	0.00000000	2.03750004	1,000.00000000
C	06541UCK0	1,000.00000000	0.00000000	2.29750016	0.00000000	0.00000000	0.00000000	0.00000000	2.29750016	1,000.00000000
D	06541UAJ5	1,000.00000000	0.00000000	2.08333349	0.00000000	0.00000000	0.00000000	0.00000000	2.08333349	1,000.00000000
E	06541UAL0	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
F	06541UAN6	1,000.00000000	0.00000000	1.66666646	0.00000000	0.00000000	0.00000000	0.00000000	1.66666646	1,000.00000000
G	06541UAQ9	1,000.00000000	0.00000000	1.66666710	0.00000000	0.00000000	0.00000000	0.00000000	1.66666710	1,000.00000000
H	06541UAS5	1,000.00000000	0.00000000	1.66666672	0.00000000	0.00000000	0.00000000	0.00000000	1.66666672	1,000.00000000
MCD-D	06541UBA3	1,000.00000000	0.00000000	2.09749975	0.00000000	0.00000000	0.00000000	0.00000000	2.09749975	1,000.00000000
MCD-E	06541UBE5	1,000.00000000	0.00000000	2.43185853	0.00000000	0.00000000	0.00000000	0.00000000	2.43185853	1,000.00000000
MCD-F	06541UBG0	1,000.00000000	0.00000000	2.43185856	0.00000000	0.00000000	0.00000000	0.00000000	2.43185856	1,000.00000000
MCD-G	06541UBJ4	1,000.00000000	0.00000000	2.43185769	0.00000059	0.00000118	0.00000000	0.00000000	2.43185769	1,000.00000000
RR Interest	06541UAY2	983.03874619	0.74041604	2.54523093	0.00000000	0.00000000	0.00000000	0.00000000	3.28564697	982.29833015
MCRR Interest	06541UBL9	1,000.00000000	0.00000000	2.43185818	0.00000000	0.00000000	0.00000000	0.00000000	2.43185818	1,000.00000000
V	06541UAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541UAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541UCB0	975.76960031	0.00000000	1.06753501	0.00000000	0.00000000	0.00000000	0.00000000	1.06753501	974.71186142
X-B	06541UCC8	1,000.00000000	0.00000000	0.60297298	0.00000000	0.00000000	0.00000000	0.00000000	0.60297298	1,000.00000000
X-D	06541UAA4	1,000.00000000	0.00000000	0.50581259	0.00000000	0.00000000	0.00000000	0.00000000	0.50581259	1,000.00000000
X-F	06541UAC0	1,000.00000000	0.00000000	0.92247963	0.00000000	0.00000000	0.00000000	0.00000000	0.92247963	1,000.00000000
X-G	06541UAE6	1,000.00000000	0.00000000	0.92247997	0.00000000	0.00000000	0.00000000	0.00000000	0.92247997	1,000.00000000
X-H	06541UAG1	1,000.00000000	0.00000000	0.92247936	0.00000000	0.00000000	0.00000000	0.00000000	0.92247936	1,000.00000000
MCD-X	06541UBC9	1,000.00000000	0.00000000	0.33435890	0.00000000	0.00000000	0.00000000	0.00000000	0.33435890	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/23 - 02/28/23	30	0.00	7,494.75	0.00	7,494.75	0.00	0.00	0.00	7,494.75	0.00
A-2	02/01/23 - 02/28/23	30	0.00	4,688.44	0.00	4,688.44	0.00	0.00	0.00	4,688.44	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	48,696.85	0.00	48,696.85	0.00	0.00	0.00	48,696.85	0.00
A-3	02/01/23 - 02/28/23	30	0.00	140,937.50	0.00	140,937.50	0.00	0.00	0.00	140,937.50	0.00
A-4	02/01/23 - 02/28/23	30	0.00	588,344.17	0.00	588,344.17	0.00	0.00	0.00	588,344.17	0.00
X-A	02/01/23 - 02/28/23	30	0.00	578,202.58	0.00	578,202.58	0.00	0.00	0.00	578,202.58	0.00
X-B	02/01/23 - 02/28/23	30	0.00	85,728.89	0.00	85,728.89	0.00	0.00	0.00	85,728.89	0.00
X-D	02/01/23 - 02/28/23	30	0.00	18,590.13	0.00	18,590.13	0.00	0.00	0.00	18,590.13	0.00
X-F	02/01/23 - 02/28/23	30	0.00	15,167.41	0.00	15,167.41	0.00	0.00	0.00	15,167.41	0.00
X-G	02/01/23 - 02/28/23	30	0.00	7,138.15	0.00	7,138.15	0.00	0.00	0.00	7,138.15	0.00
X-H	02/01/23 - 02/28/23	30	0.00	26,766.45	0.00	26,766.45	0.00	0.00	0.00	26,766.45	0.00
A-S	02/01/23 - 02/28/23	30	0.00	96,982.86	0.00	96,982.86	0.00	0.00	0.00	96,982.86	0.00
B	02/01/23 - 02/28/23	30	0.00	114,297.64	0.00	114,297.64	0.00	0.00	0.00	114,297.64	0.00
C	02/01/23 - 02/28/23	30	0.00	71,107.63	0.00	71,107.63	0.00	0.00	0.00	71,107.63	0.00
D	02/01/23 - 02/28/23	30	0.00	44,329.17	0.00	44,329.17	0.00	0.00	0.00	44,329.17	0.00
E	02/01/23 - 02/28/23	30	0.00	32,239.58	0.00	32,239.58	0.00	0.00	0.00	32,239.58	0.00
F	02/01/23 - 02/28/23	30	0.00	27,403.33	0.00	27,403.33	0.00	0.00	0.00	27,403.33	0.00
G	02/01/23 - 02/28/23	30	0.00	12,896.67	0.00	12,896.67	0.00	0.00	0.00	12,896.67	0.00
H	02/01/23 - 02/28/23	30	0.00	48,359.62	0.00	48,359.62	0.00	0.00	0.00	48,359.62	0.00
MCD-D	02/01/23 - 02/28/23	30	0.00	20,922.56	0.00	20,922.56	0.00	0.00	0.00	20,922.56	0.00
MCD-X	02/01/23 - 02/28/23	30	0.00	3,335.23	0.00	3,335.23	0.00	0.00	0.00	3,335.23	0.00
MCD-E	02/01/23 - 02/28/23	30	0.00	57,756.64	0.00	57,756.64	0.00	0.00	0.00	57,756.64	0.00
MCD-F	02/01/23 - 02/28/23	30	0.00	89,407.28	0.00	89,407.28	0.00	0.00	0.00	89,407.28	0.00
MCD-G	02/01/23 - 02/28/23	30	0.02	82,707.51	0.00	82,707.51	0.02	0.00	0.00	82,707.48	0.04
RR Interest	02/01/23 - 02/28/23	30	0.00	103,651.15	0.00	103,651.15	0.00	0.00	0.00	103,651.15	0.00
Totals			0.02	2,327,152.19	0.00	2,327,152.19	0.02	0.00	0.00	2,327,152.16	0.04

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-3 (Cert)	06541UBR6	1.650000%	102,500,000.00	102,500,000.00	0.00	140,937.50	0.00	0.00	140,937.50	102,500,000.00
A-3 (Exch)	06541UBR6	1.650000%	102,500,000.00	102,500,000.00	0.00	140,937.50	0.00	0.00	140,937.50	102,500,000.00
A-3-1	06541UBS4	N/A	102,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541UBT2	N/A	102,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	06541UBW5	1.925000%	366,760,000.00	366,760,000.00	0.00	588,344.17	0.00	0.00	588,344.17	366,760,000.00
A-4 (Exch)	06541UBW5	1.925000%	366,760,000.00	366,760,000.00	0.00	588,344.17	0.00	0.00	588,344.17	366,760,000.00
A-4-1	06541UBX3	N/A	366,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541UBY1	N/A	366,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	06541UCD6	2.111000%	55,130,000.00	55,130,000.00	0.00	96,982.86	0.00	0.00	96,982.86	55,130,000.00
A-S (Exch)	06541UCD6	2.111000%	55,130,000.00	55,130,000.00	0.00	96,982.86	0.00	0.00	96,982.86	55,130,000.00
A-S-1	06541UCE4	N/A	55,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541UCF1	N/A	55,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			2,097,560,000.00	1,048,780,000.00	0.00	1,652,529.06	0.00	0.00	1,652,529.06	1,048,780,000.00

Exchangeable Certificate Details
A-3-1	06541UBS4	N/A	102,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06541UBT2	N/A	102,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06541UBU9	N/A	102,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06541UBV7	N/A	102,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-1	06541UBX3	N/A	366,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-2	06541UBY1	N/A	366,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X1	06541UBZ8	N/A	366,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4-X2	06541UCA2	N/A	366,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-1	06541UCE4	N/A	55,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06541UCF1	N/A	55,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06541UCG9	N/A	55,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06541UCH7	N/A	55,130,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			2,097,560,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	06541UBS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06541UBT2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-1	06541UBX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-2	06541UBY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06541UCE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06541UCF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	06541UBU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06541UBV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X1	06541UBZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4-X2	06541UCA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06541UCG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06541UCH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,943,576.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,199,346.19	Master Servicing Fee	6,648.64
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,403.34
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	354.15
ARD Interest	0.00	Operating Advisor Fee	1,069.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	219.57
Extension Interest	0.00
Interest Reserve Withdrawal	138,332.74
Interest Reserve Withdrawal (Non-Pooled)	17,833.62	Total Fees	14,985.22
Total Interest Collected	2,355,512.55

Principal		Expenses/Reimbursements
Scheduled Principal	603,049.23	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	603,049.23	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00
		Interest Reserve Deposit (Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,340,527.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	603,049.23
		Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,943,576.61
Total Funds Collected	2,958,561.78	Total Funds Distributed	2,958,561.83

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	800,658,952.97	800,658,952.97	Beginning Certificate Balance	910,658,952.65
(-) Scheduled Principal Collections	603,049.23	603,049.23	(-) Principal Distributions	603,049.23
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	800,055,903.74	800,055,903.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	800,658,952.96	800,658,952.96	Ending Certificate Balance	910,055,903.42
Ending Actual Collateral Balance	800,055,903.73	800,055,903.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.03%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$5,000,000 or less	17	47,918,878.11	5.99%	86	3.2890	2.570817	1.70 or less	13	117,948,955.28	14.74%	90	3.1613	1.412354
$5,000,001 to $10,000,000	7	52,945,989.86	6.62%	91	3.5030	1.994140	1.71 to 2.20	8	85,657,777.20	10.71%	90	3.6016	2.042341
$10,000,001 to $20,000,000	3	53,224,428.86	6.65%	90	3.3488	2.318190	2.21 to 2.80	7	187,292,369.25	23.41%	90	3.3928	2.545983
$20,000,001 to $30,000,000	7	172,676,684.66	21.58%	89	3.4638	2.883312	2.81 to 3.20	5	147,919,000.00	18.49%	90	3.3439	2.930944
$30,000,001 to $60,000,000	5	257,589,922.25	32.20%	91	3.1302	2.544378	3.21 to 4.00	4	225,700,000.00	28.21%	93	2.5660	3.519966
$60,000,001 to $70,000,000	1	60,700,000.00	7.59%	92	2.8675	3.486100	4.01 or greater	5	35,537,802.01	4.44%	88	3.1620	4.548332
$70,000,001 or greater	2	155,000,000.00	19.37%	93	2.6011	3.167468	Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817
Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	7,397,666.73	0.92%	72	3.4496	2.280172
							Industrial	2	80,244,000.00	10.03%	93	3.3136	2.858642
Arizona	2	9,506,195.54	1.19%	93	3.2050	2.740300
							Lodging	2	32,343,874.19	4.04%	83	3.8289	3.071848
Arkansas	1	2,361,753.44	0.30%	93	3.2050	2.740300
							Mixed Use	2	19,725,000.00	2.47%	86	3.1346	3.119340
California	6	165,627,802.01	20.70%	93	3.1700	3.213094
							Multi-Family	15	45,877,026.64	5.73%	93	3.2081	1.593695
Florida	1	75,000,000.00	9.37%	84	4.1325	2.466500
							Office	10	350,644,052.76	43.83%	93	2.6821	2.876692
Georgia	2	3,635,570.70	0.45%	54	3.6487	1.905800
							Retail	28	256,318,788.22	32.04%	88	3.5516	2.674876
Illinois	2	63,278,342.00	7.91%	92	2.9432	1.530332
							Self Storage	3	14,903,161.93	1.86%	93	3.5834	3.948058
Indiana	2	19,297,760.00	2.41%	93	3.2972	1.873346
							Totals	62	800,055,903.74	100.00%	91	3.1285	2.759817
Louisiana	6	27,338,595.19	3.42%	93	3.5919	1.835323

Massachusetts	1	30,000,000.00	3.75%	92	3.1500	3.788000

Michigan	1	3,716,195.00	0.46%	93	3.5600	1.700400

New York	19	255,877,026.64	31.98%	92	2.6056	2.877054

North Carolina	1	23,809,679.24	2.98%	91	3.3580	2.123000

Ohio	1	2,089,883.32	0.26%	93	3.2050	2.740300

Pennsylvania	3	31,941,280.11	3.99%	92	3.2447	2.956415

Texas	5	25,612,774.28	3.20%	87	3.1929	3.795955

Utah	3	39,628,943.83	4.95%	85	3.8107	2.951907

Virginia	2	7,952,653.99	0.99%	93	3.2050	2.740300

Wisconsin	2	5,983,781.72	0.75%	93	3.3584	2.850810

Totals	62	800,055,903.74	100.00%	91	3.1285	2.759817

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	2.999% or less	7	321,554,909.28	40.19%	93	2.6096	2.928342	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.000% to 3.499%	26	309,692,936.75	38.71%	92	3.2528	2.797160	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.500% or greater	9	168,808,057.71	21.10%	85	3.8888	2.370291	25 months to 36 months	41	790,887,029.55	98.85%	91	3.1163	2.759673
	Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817	37 months to 48 months	1	9,168,874.19	1.15%	82	4.1800	2.772200
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	42	800,055,903.74	100.00%	91	3.1285	2.759817	Interest Only	17	545,819,000.00	68.22%	91	3.0261	3.030073
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	5	71,536,595.80	8.94%	88	3.0267	1.467748
	Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817	300 months or greater	20	182,700,307.94	22.84%	90	3.4742	2.458335
								Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		2	33,764,987.03	4.22%	86	3.8216	1.960884			No outstanding loans in this group
	12 months or less	24	669,673,967.82	83.70%	91	3.1003	2.982527
	13 months to 24 months	16	96,616,948.89	12.08%	92	3.0817	1.495362
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	800,055,903.74	100.00%	91	3.1285	2.759817
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	2061341	OF	New York	NY	Actual/360	1.938%	120,556.80	0.00	0.00	N/A	12/05/30	--	80,000,000.00	80,000,000.00	03/05/23
2	310956797	IN	McClellan	CA	Actual/360	3.309%	193,025.00	0.00	0.00	N/A	12/11/30	--	75,000,000.00	75,000,000.00	03/11/23
3	300802136	RT	Miami	FL	Actual/360	4.133%	160,708.33	0.00	0.00	N/A	03/01/30	--	50,000,000.00	50,000,000.00	03/01/23
3A	300802139				Actual/360	4.133%	80,354.17	0.00	0.00	N/A	03/01/30	--	25,000,000.00	25,000,000.00	03/01/23
4	300802122	OF	Chicago	IL	Actual/360	2.935%	120,715.76	291,161.98	0.00	N/A	11/01/30	--	52,881,084.23	52,589,922.25	03/01/23
4A	300802126				Actual/360	2.935%	20,119.29	48,527.00	0.00	N/A	11/01/30	--	8,813,514.03	8,764,987.03	03/01/23
5	310956701	OF	San Jose	CA	Actual/360	2.868%	135,377.86	0.00	0.00	11/06/30	11/06/32	--	60,700,000.00	60,700,000.00	03/06/23
6	300802131	OF	New York	NY	Actual/360	2.692%	125,631.33	0.00	0.00	N/A	12/06/30	--	60,000,000.00	60,000,000.00	03/06/23
7	453012422	OF	New York	NY	Actual/360	2.829%	121,018.33	0.00	0.00	N/A	12/01/30	--	55,000,000.00	55,000,000.00	03/01/23
8	2063139	Various Various		Various	Actual/360	3.205%	99,711.11	0.00	0.00	N/A	12/01/30	--	40,000,000.00	40,000,000.00	03/01/23
9	2061070	RT	Cambridge	MA	Actual/360	3.150%	73,500.00	0.00	0.00	N/A	11/01/30	--	30,000,000.00	30,000,000.00	03/01/23
10	310955701	RT	Springettsbury Townsh PA		Actual/360	3.248%	74,523.56	0.00	0.00	N/A	11/11/30	--	29,500,000.00	29,500,000.00	03/11/23
11	310956801	RT	Charlotte	NC	Actual/360	3.358%	62,310.90	47,978.03	0.00	N/A	10/11/30	--	23,857,657.27	23,809,679.24	03/11/23
12	310954233	LO	Salt Lake City	UT	Actual/360	3.690%	66,512.25	0.00	0.00	N/A	03/11/30	--	23,175,000.00	23,175,000.00	03/11/23
13	2062956	RT	Various	Various	Actual/360	3.560%	57,100.50	40,165.64	0.00	N/A	12/01/30	--	20,622,171.06	20,582,005.42	03/01/23
14	453012421	RT	Cedar Park	TX	Actual/360	3.190%	51,135.70	0.00	0.00	N/A	04/01/30	--	20,610,000.00	20,610,000.00	03/01/23
15	310956192	RT	Jeffersonville	IN	Actual/360	3.300%	48,156.09	37,683.13	0.00	N/A	12/11/30	--	18,762,111.99	18,724,428.86	03/11/23
16	310952573	OF	Oakland	CA	Actual/360	3.541%	53,705.17	0.00	0.00	N/A	12/11/30	--	19,500,000.00	19,500,000.00	03/11/23
17	323511114	MU	New York	NY	Actual/360	3.160%	36,866.67	0.00	0.00	N/A	03/06/30	--	15,000,000.00	15,000,000.00	03/06/23
18	410955965	SS	Baton Rouge	LA	Actual/360	3.704%	26,556.07	17,652.82	0.00	N/A	12/11/30	--	9,218,012.74	9,200,359.92	03/11/23
19	324220019	LO	Moab	UT	Actual/360	4.180%	29,865.78	17,455.73	0.00	N/A	01/01/30	--	9,186,329.92	9,168,874.19	03/01/23
20	310954209	RT	Murray	UT	Actual/360	3.730%	21,175.22	13,935.37	0.00	N/A	12/11/30	--	7,299,005.01	7,285,069.64	03/11/23
21	470121820	MF	Bayside	NY	Actual/360	3.200%	18,149.65	9,570.81	0.00	N/A	11/01/30	--	7,292,269.89	7,282,699.08	03/01/23
22	470122160	MF	Rockaway	NY	Actual/360	3.190%	14,886.67	0.00	0.00	N/A	12/01/30	--	6,000,000.00	6,000,000.00	03/01/23
23	310956523	RT	Various	Various	Actual/360	3.904%	14,920.47	17,049.21	0.00	N/A	11/11/25	--	4,913,797.75	4,896,748.54	03/11/23
24	610956298	IN	Mazomanie	WI	Actual/360	3.380%	13,785.89	0.00	0.00	N/A	12/11/30	--	5,244,000.00	5,244,000.00	03/11/23
25	300802134	MU	Cardiff by the Sea	CA	Actual/360	3.054%	11,223.45	0.00	0.00	N/A	12/01/30	--	4,725,000.00	4,725,000.00	03/01/23
26	2062898	MF	Yonkers	NY	Actual/360	2.860%	10,010.00	0.00	0.00	N/A	12/01/30	--	4,500,000.00	4,500,000.00	03/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	470120910	MF	Brooklyn	NY	Actual/360	3.180%	10,624.26	8,787.56	0.00	N/A	11/01/30	--	4,295,523.89	4,286,736.33	03/01/23
28	470122540	MF	New Rochelle	NY	Actual/360	3.220%	8,385.55	6,789.10	0.00	N/A	12/01/30	--	3,348,268.93	3,341,479.83	03/01/23
29	410955059	SS	San Jacinto	CA	Actual/360	3.354%	7,979.73	6,130.18	0.00	N/A	11/11/30	--	3,058,932.19	3,052,802.01	03/11/23
30	470121730	MF	Yonkers	NY	Actual/360	3.260%	7,399.14	3,794.75	0.00	N/A	11/01/30	--	2,918,153.87	2,914,359.12	03/01/23
31	470120250	MF	Pelham Manor	NY	Actual/360	3.350%	7,183.67	9,984.78	0.00	N/A	11/01/30	--	2,757,057.59	2,747,072.81	03/01/23
32	470122860	MF	White Plains	NY	Actual/360	3.200%	6,333.27	6,753.06	0.00	N/A	12/01/30	--	2,544,618.23	2,537,865.17	03/01/23
33	300802133	SS	North Highlands	CA	Actual/360	3.429%	7,067.55	0.00	0.00	N/A	12/01/30	--	2,650,000.00	2,650,000.00	03/01/23
34	470121560	MF	New York	NY	Actual/360	3.300%	6,416.67	0.00	0.00	N/A	11/01/30	--	2,500,000.00	2,500,000.00	03/01/23
35	470122520	MF	Yonkers	NY	Actual/360	3.290%	5,633.40	4,426.91	0.00	N/A	12/01/30	--	2,201,503.80	2,197,076.89	03/01/23
36	470122380	MF	Brooklyn	NY	Actual/360	3.150%	4,919.22	4,105.25	0.00	N/A	12/01/30	--	2,007,845.15	2,003,739.90	03/01/23
37	470122340	MF	Farmingdale	NY	Actual/360	3.350%	4,366.50	3,345.99	0.00	N/A	12/01/30	--	1,675,842.46	1,672,496.47	03/01/23
38	470000020	MF	New York	NY	Actual/360	3.420%	4,006.94	2,995.37	0.00	N/A	11/01/30	--	1,506,366.98	1,503,371.61	03/01/23
39	470122460	MF	New York	NY	Actual/360	3.390%	3,536.01	2,664.97	0.00	N/A	12/01/30	--	1,341,090.39	1,338,425.42	03/01/23
40	470122220	MF	Brooklyn	NY	Actual/360	3.400%	2,786.70	2,091.59	0.00	N/A	12/01/30	--	1,053,795.60	1,051,704.01	03/01/23
Totals							1,948,240.63	603,049.23	0.00				800,658,952.97	800,055,903.74
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	19,713,261.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	37,099,168.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	43,084,412.20	39,592,737.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	5,344,720.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	16,977,934.53	12,759,364.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	75,501,174.94	66,077,079.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	21,047,664.96	14,981,625.25	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,127,669.45	4,602,258.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,395,518.78	4,824,929.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,192,592.00	2,307,117.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,806,484.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,083,244.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,019,335.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	7,016,173.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,081,691.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,730,826.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	49,603,804.00	37,588,433.54	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,053,300.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,997,845.74	1,716,929.29	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	868,581.75	806,670.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	387,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	270,679.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	549,232.20	411,924.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	546,620.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	594,279.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	553,847.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	295,550.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	162,991.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,696,811.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	97,837.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	396,229.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	96,017.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	394,891.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	175,733.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	105,989.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	236,362.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	189,669.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	84,834.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	176,057.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	66,563.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	297,765,534.81	210,727,051.58				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128488%	3.106732%	91
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128524%	3.106765%	92
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128549%	3.106787%	93
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128574%	3.106809%	94
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128603%	3.106834%	95
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128628%	3.106856%	96
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128656%	3.106881%	97
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128680%	3.106903%	98
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128704%	3.106924%	99
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128732%	3.106949%	100
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128756%	3.106970%	101
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.128783%	3.106994%	102
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		4,896,749	4,896,749		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		795,159,155	795,159,155		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	800,055,904	800,055,904	0	0	0	0
Feb-23	800,658,953	800,658,953	0	0	0	0
Jan-23	801,196,720	801,196,720	0	0	0	0
Dec-22	801,733,024	801,733,024	0	0	0	0
Nov-22	802,289,226	802,289,226	0	0	0	0
Oct-22	802,822,558	802,822,558	0	0	0	0
Sep-22	803,375,892	803,375,892	0	0	0	0
Aug-22	803,906,268	803,906,268	0	0	0	0
Jul-22	804,435,203	804,435,203	0	0	0	0
Jun-22	804,984,292	804,984,292	0	0	0	0
May-22	805,510,294	805,510,294	0	0	0	0
Apr-22	806,056,553	806,056,553	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the “E.U. Risk Retention” tab for the BANK 2020-BNK30 transaction, certain information provided to the Certificate

Administrator regarding the Retaining Sponsor’s compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator’s website for all such information.

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